FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Liabilities
Due to banks	SFr 330	SFr 800	SFr 413
Customer deposits	3,921	4,221	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983	9,591	13,594
Obligation to return securities received as collateral	38,686	56,494	50,773
Trading liabilities	32,972	47,740	45,871
Short-term borrowings	8,554	11,020	10,740
Long-term debt	69,436	72,312	70,976
Other liabilities	7,911	SFr 7,913	7,780
Netting impact	(108,900)		(130,000)
Recurring basis
Liabilities
Due to banks	330		413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983		13,594
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,972		45,871
Short-term borrowings	8,554		10,740
Long-term debt	69,436		70,976
Other liabilities	7,911		7,780
Netting impact	(108,921)		(130,036)
Total liabilities at fair value	172,793		204,490
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	13,866		12,920
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,865		33,856
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,080		10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities	8,053
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,133
Recurring basis | Equity securities
Liabilities
Trading liabilities	12,316		20,694
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	12,603		17,745
Netting impact	(108,650)		(129,867)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(108,650)		(129,867)
Recurring basis | Other liabilities
Liabilities
Netting impact	(271)		(169)
Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	33,337		44,074
Trading liabilities	24,903		33,544
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	90		0
Total liabilities at fair value	58,330		77,618
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,230
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,131
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	12,134		20,527
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	9,539		10,536
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,184		3,264
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	176		51
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	8,127		7,149
Recurring basis | Level 2
Liabilities
Due to banks	330		413
Customer deposits	3,489		3,895
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983		13,594
Obligation to return securities received as collateral	5,265		6,598
Trading liabilities	113,684		137,947
Short-term borrowings	7,448		10,039
Long-term debt	59,763		63,708
Other liabilities	7,557		6,678
Total liabilities at fair value	208,519		242,872
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,742		11,787
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,088		28,330
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,080		10,586
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,823
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	1,002
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	141		111
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	108,720		132,885
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	52,087		68,159
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	20,973		28,819
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			4,663
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	29,144		30,612
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	432		448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	84		101
Trading liabilities	3,035		4,246
Short-term borrowings	1,106		701
Long-term debt	9,673		7,268
Other liabilities	535		1,271
Total liabilities at fair value	14,865		14,035
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	2,124		1,133
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,777		5,526
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	41		55
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,994		4,191
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	142		169
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	62		72
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			1,335
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,738		2,010
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities			1
Total liabilities at fair value			1
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities			1
Bank
Liabilities
Due to banks	330		413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,971		45,871
Short-term borrowings	8,554		10,740
Long-term debt	68,486		70,243
Other liabilities	7,891		7,756
Netting impact	(108,900)		(130,100)
Bank | Recurring basis
Liabilities
Due to banks	330		413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,971		45,871
Short-term borrowings	8,554		10,740
Long-term debt	68,486		70,243
Other liabilities	7,891		7,756
Netting impact	(108,979)		(130,106)
Total liabilities at fair value	171,919		203,827
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	13,866		12,920
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,865		33,856
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,124		10,627
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	8,054
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,133
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	12,315		20,694
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	12,602		17,745
Netting impact	(108,708)		(129,937)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(108,708)		(129,937)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(271)		(169)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	33,337		44,074
Trading liabilities	24,903		33,543
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	90		0
Total liabilities at fair value	58,330		77,617
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,230
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,131
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	12,133		20,527
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	9,540		10,535
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,184		3,264
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	176		51
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			0
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	8,127		7,149
Bank | Recurring basis | Level 2
Liabilities
Due to banks	330		413
Customer deposits	3,489		3,895
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Obligation to return securities received as collateral	5,265		6,598
Trading liabilities	113,741		138,018
Short-term borrowings	7,448		10,039
Long-term debt	58,813		62,957
Other liabilities	7,537		6,675
Total liabilities at fair value	207,703		242,283
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,742		11,787
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,088		28,330
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,124		10,627
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,824
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	1,002
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	141		111
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	108,776		132,956
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	52,145		68,229
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	20,973		28,819
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			4,663
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	29,143		30,612
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	432		448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	84		101
Trading liabilities	3,035		4,246
Short-term borrowings	1,106		701
Long-term debt	9,673		7,286
Other liabilities	535		1,250
Total liabilities at fair value	14,865		14,032
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	2,124		1,133
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,777		5,526
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	41		55
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,994		4,191
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	142		169
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	62		72
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			1,335
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,738		2,010
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities			1
Total liabilities at fair value			1
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities			SFr 1